Business Combination - Schedule of Fair Value of Purchase Consideration from Business Combination (Parenthetical) (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩) shares
KT MOS Bukbu Co.,Ltd. [member]
Disclosure of detailed information about business combination [Line Items]
Number of ordinary shares previously held | shares	93,994
KTMOS Nambu Co.,Ltd. [member]
Disclosure of detailed information about business combination [Line Items]
Number of ordinary shares previously held | shares	65,831
GENIE Music Corporation K T Music Corporation [member]
Disclosure of detailed information about business combination [Line Items]
Fair value of equity instruments newly issued | ₩	₩ 50,948
Number of ordinary shares issued	8,992,685
Share issuance cost | ₩	₩ 31